MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2012
MAJOR CUSTOMERS
MAJOR CUSTOMERS

20. MAJOR CUSTOMERS

        Details of customers accounting for 10% or more of total net revenues are as follows:

	Years Ended December 31
	2010	2011	2012
	$	$	$
Company A	164,522,394	95,557,467	45,987,216

        The accounts receivable from the three customers with the largest receivable balances represents 10%, 8% and 6% of the balance of the account at December 31, 2011, and 10%, 8% and 8% of the balance of the account at December 31, 2012, respectively.